Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.03688%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,482,289.85

Principal:
Principal Collections	$20,332,246.96
Prepayments in Full	$9,272,712.08
Liquidation Proceeds	$498,800.49
Recoveries	$83,853.52
Sub Total	$30,187,613.05
Collections	$31,669,902.90

Purchase Amounts:
Purchase Amounts Related to Principal	$215,663.39
Purchase Amounts Related to Interest	$861.04
Sub Total	$216,524.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,886,427.33

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,886,427.33
Servicing Fee	$633,510.33	$633,510.33	$0.00	$0.00	$31,252,917.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,252,917.00
Interest - Class A-2a Notes	$63,593.12	$63,593.12	$0.00	$0.00	$31,189,323.88
Interest - Class A-2b Notes	$57,205.22	$57,205.22	$0.00	$0.00	$31,132,118.66
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$30,748,326.99
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$30,606,495.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,606,495.32
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$30,549,520.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,549,520.65
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$30,507,141.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,507,141.07
Regular Principal Payment	$27,911,964.51	$27,911,964.51	$0.00	$0.00	$2,595,176.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,595,176.56
Residual Released to Depositor	$0.00	$2,595,176.56	$0.00	$0.00	$0.00
Total		$31,886,427.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,911,964.51
Total					$27,911,964.51
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,921,638.82	$59.94	$63,593.12	$0.20	$18,985,231.94	$60.14
Class A-2b Notes	$8,990,325.69	$59.94	$57,205.22	$0.38	$9,047,530.91	$60.32
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$27,911,964.51	$21.19	$745,775.93	$0.57	$28,657,740.44	$21.76

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$73,376,679.60	0.2324253	$54,455,040.78	0.1724898
Class A-2b Notes	$34,863,800.88	0.2324253	$25,873,475.19	0.1724898
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$673,180,480.48	0.5110150	$645,268,515.97	0.4898269

Pool Information
Weighted Average APR	2.360%	2.349%
Weighted Average Remaining Term	41.79	40.94
Number of Receivables Outstanding	40,493	39,740
Pool Balance	$760,212,400.62	$729,292,265.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$703,780,448.86	$675,404,682.32
Pool Factor	0.5316177	0.5099952

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$10,939,383.98
Yield Supplement Overcollateralization Amount	$53,887,583.22
Targeted Overcollateralization Amount	$84,023,749.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,023,749.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$600,712.16
(Recoveries)		60	$83,853.52
Net Loss for Current Collection Period			$516,858.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8159%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9404%
Second Prior Collection Period			0.4741%
Prior Collection Period			0.7307%
Current Collection Period			0.8328%
Four Month Average (Current and Prior Three Collection Periods)			0.7445%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,747	$7,366,433.67
(Cumulative Recoveries)			$675,555.34
Cumulative Net Loss for All Collection Periods			$6,690,878.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4679%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,216.62
Average Net Loss for Receivables that have experienced a Realized Loss			$3,829.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	370	$7,914,272.31
61-90 Days Delinquent	0.12%	46	$883,702.80
91-120 Days Delinquent	0.03%	8	$202,313.99
Over 120 Days Delinquent	0.05%	16	$368,150.72
Total Delinquent Receivables	1.28%	440	$9,368,439.82

Repossession Inventory:
Repossessed in the Current Collection Period		27	$527,628.07
Total Repossessed Inventory		45	$1,009,066.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1647%
Prior Collection Period			0.1482%
Current Collection Period			0.1761%
Three Month Average			0.1630%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1994%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer